Notes Payable (Details) - USD ($)													6 Months Ended	12 Months Ended
	Nov. 20, 2023	Dec. 30, 2021	Sep. 20, 2021	Aug. 18, 2021	Jun. 22, 2021	Jan. 06, 2021	Dec. 31, 2020	Dec. 09, 2020	Dec. 07, 2020	Dec. 31, 2019	Dec. 03, 2019	Aug. 04, 2017	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2020	Nov. 25, 2019	Jan. 08, 2019	Dec. 31, 2015
Notes Payable [Line Items]
Price per share (in Dollars per share)																		$ 1.2
Aggregate amount										$ 97,252
Company payments													$ 0	$ 9,850		$ 15,000
Debt discount amortization expense													4,958	7,679
Outstanding convertible notes													$ 0	$ 9,850		15,000
Maturity date		17 months	3 years		3 years	1 year		2 years										4 years
Premium Interest percentage																		20.00%
Default penalty									$ 5,379,624
Cashless warrants purchased (in Shares)			7,500,000		70,000,000	10,000,000		1,000,000	15,000,000
Aggregate principal amount	$ 1,999,999								$ 5,379,624
Promissory note bear interest	6.00%							15.00%	15.00%
Exercise price per shares (in Dollars per share)			$ 0.085			$ 0.03
Warrants issued (in Shares)			7,500,000		70,000,000		1,000,000						10,000,000	10,000,000			1,000,000
Debt amount			$ 360,607		$ 5,465,726		$ 17,491						$ 237,811	$ 237,811			$ 262,376
Secured note exchange	$ 2,506,827
Aggregate consideration	300,000
Outstanding loan													1,999,999	1,999,999
Promissory debentures lender amount		$ 84,000	1,100,000		11,600,000	$ 1,000,000		$ 110,000
Lender had advanced			1,000,000		10,500,000	900,000		100,000
Net of discount			$ 100,000		$ 1,100,000	$ 100,000		$ 10,000
Annual interest rate			12.00%		12.00%	15.00%
Exercise price per shares (in Dollars per share)			$ 0.085		$ 0.1	$ 0.03			$ 0.03
Original loan amount				$ 20,991
Interest rate				8.99%
Interest monthly payments				$ 504.94
Accrued interest		$ 22,162
Premium percent		5.00%
Premium earned amount		$ 111,470
Bear interest rate		12.00%
Outstanding loans													7,958	7,958		7,958
Unamortized discount													0	0		139
Interest expenses													2,051,259	3,049,999
Amortization expense													1,511,297
Outstanding promissory notes payable													19,730,731	19,730,731		20,237,559
Premium rate													372,860	2,000	[1]	10,450
Cash payment														300,000		5,776
Amortization expense														3,049,999		1,738,327
Warrant [Member]
Notes Payable [Line Items]
Cashless warrants purchased (in Shares)									15,000,000
Exercise price per shares (in Dollars per share)								$ 0.03	$ 0.03
Exercise price per shares (in Dollars per share)			$ 0.085		$ 0.1	$ 0.033	$ 0.03										$ 0.03
Convertible notes [Member]
Notes Payable [Line Items]
Unpaid interest on convertible notes
Accrued Interest [Member]
Notes Payable [Line Items]
Unpaid interest on convertible notes									$ 5,379,624
Promissory Notes Payable [Member]
Notes Payable [Line Items]
Outstanding convertible notes														1,511,297
Unpaid interest on convertible notes									$ 5,379,624
Outstanding loan														2,872,797		5,379,624
Aggregate promissory notes										332,068
Unamortized discount														0		81,700
Cashless warrants purchased (in Shares)									15,000,000
maturity date													Nov. 23, 2023
Interest rate				20.00%
Interest expense														3,244,361		2,898,155
Lender Two [Member]
Notes Payable [Line Items]
Outstanding loan													$ 2,872,797	2,872,797
Unamortized discount													0	0
Promissory Debentures [Member]
Notes Payable [Line Items]
Outstanding loan													110,000	110,000		110,000
Unamortized discount													0	0		8,611
Promissory Debentures [Member] | Warrant [Member]
Notes Payable [Line Items]
Outstanding loan													1,000,000	1,000,000		1,000,000
Unamortized discount													0	0		0
Promissory Debentures Two [Member]
Notes Payable [Line Items]
Outstanding loan													11,600,000	11,600,000		11,600,000
Unamortized discount													0	1,927,351		4,707,853
Promissory Debentures Four [Member]
Notes Payable [Line Items]
Outstanding loan													1,100,000	1,100,000		1,100,000
Unamortized discount													61,489	181,381		350,416
Promissory Debentures Six [Member]
Notes Payable [Line Items]
Outstanding loan													111,470	111,470		111,470
Unamortized discount													0	0		1,950
Stock Purchase Agreement [Member]
Notes Payable [Line Items]
Outstanding loan													0	0		0
Outstanding shares rate				100.00%
Investor for proceeds				$ 400,000
Revenues percentage				7.75%
Accrued interest													519,640	392,551		205,779
Derivatives Liabilities [Member]
Notes Payable [Line Items]
Unpaid interest on convertible notes									$ 5,379,624
Aggregate promissory notes									$ 5,379,624
Cashless warrants purchased (in Shares)									15,000,000
Shares exchanged principal									$ 5,379,624
Digital Arts Media Network [Member]
Notes Payable [Line Items]
Price per share (in Dollars per share)																		$ 1.2
promissory note bear interest																				10.00%
Maturity date																				1 year
Outstanding loan													130,025	130,025		130,025
Accrued interest													112,050	105,602		92,600
Global Stem Cell Group, Inc [Member]
Notes Payable [Line Items]
Outstanding shares rate				100.00%
Benito Novas [Member]
Notes Payable [Line Items]
Acquired amount																			$ 45,000
2020 Secured Note [Member]
Notes Payable [Line Items]
Secured note exchange	2,506,827												1,533,042	3,244,361
Aggregate consideration	$ 300,000												0	300,000
Short-Term Investments [Member] | Stock Purchase Agreement [Member]
Notes Payable [Line Items]
Outstanding loan													400,000	400,000		400,000
Promissory Notes Payable [Member]
Notes Payable [Line Items]
Aggregate promissory notes										$ 332,068
Cashless warrants purchased (in Shares)									15,000,000
Warrants issued (in Shares)							15,000,000										15,000,000
Debt amount																	$ 17,491
Interest rate				20.00%
Promissory Notes Payable [Member] | Promissory Debentures [Member]
Notes Payable [Line Items]
Maturity date		17 months
Promissory debentures lender amount		$ 6,000
Accrued interest		$ 1,578
Premium percent		5.00%
Premium earned amount		$ 7,958
Bear interest rate		12.00%
Premium rate		$ 7,958
Convertible Notes Payable [Member]
Notes Payable [Line Items]
Debt discount amortization expense														9,917		18,437
Unamortized discount																19,833
Accrued interest													8,130,463	6,597,422		4,657,529
Chief Executive Officer [Member]
Notes Payable [Line Items]
Converted shares (in Shares)											18,500
Common stock (in Shares)											250,999
Chief Executive Officer [Member] | Business Combination [Member]
Notes Payable [Line Items]
Share issuance of common stock (in Shares)											25,000
Chief Executive Officer [Member] | Related Party [Member]
Notes Payable [Line Items]
Promissory note related party													7,800	7,800		7,800
Series BB Preferred Stock [Member]
Notes Payable [Line Items]
Aggregate shares amount (in Shares)										81,043		25,000
Outstanding loan													398,482	398,482
Shares exchange (in Shares)										276,723	6,500
Unamortized discount													$ 4,017	8,033
Series BB Preferred Stock [Member] | Promissory Notes Payable [Member]
Notes Payable [Line Items]
Outstanding loan														398,482		398,482
Unamortized discount														$ 8,033		$ 16,083
Series BB Preferred Stock [Member] | Promissory Notes Payable [Member]
Notes Payable [Line Items]
Aggregate shares amount (in Shares)										276,723
Series BB Preferred Stock [Member] | Mr Melvin Pereira [Member]
Notes Payable [Line Items]
Shares exchange (in Shares)											6,500
Series BB Preferred Stock [Member] | Business Combination [Member]
Notes Payable [Line Items]
Percentage of acquire											100.00%

[1]	Derived from audited information